Bank Loans - Summary of Reconciliation of Liabilities Arising from Financing Activities (Detail) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	$ 40,306
Non-cash changes:
Ending balance	16,810	$ 40,306
Bank loans [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	40,306	34,421
Financing cash flow	(31,114)	4,496
Bank loan transaction cost	416	54
Non-cash changes:
Accrued interest	6,666	1,335
Additions to lease liabilities	0	0
Early termination of lease		0
Rent concession		0
Currency alignment	536	0
Ending balance	16,810	40,306
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	32,487	25,461
Financing cash flow	(19,632)	(14,225)
Bank loan transaction cost	0	0
Non-cash changes:
Accrued interest	1,529	1,559
Additions to lease liabilities	6,863	22,837
Early termination of lease		(2,870)
Rent concession		(521)
Currency alignment	(1,435)	246
Lease modification	16,099
Ending balance	$ 35,911	$ 32,487